Stockholders' Deficit (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Stockholders’ Deficit [Abstract]
Schedule of Warrants Granted Using the Black-Scholes Valuation Model

The Company estimated the fair value of the warrants granted during the three and six months ended June 30, 2026 and 2025 using the Black-Scholes valuation model with the following assumptions:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
	2026	2025	2026	2025
Risk-free interest rate	4.16%-4.26%	N/A	3.58%-4.26%	4.25%-4.37%
Expected term (years)	3.68-5.00	N/A	3.68-5.00	1.50-7.00
Expected volatility	81.5%-84.2%	N/A	80.5%-84.2%	86.0%-98.0%
Expected dividends	0%	N/A	0%	0%

The Company estimated the fair value of the warrants granted using the Black-Scholes valuation model with the following assumptions:

	For the Years Ended
	December 31,
	2025	2024

Risk-free interest rate	3.64% - 4.37%	N/A
Expected term (years)	1.00 - 7.00	N/A
Expected volatility	86.0% - 108.0%	N/A
Expected dividends	0.00%	N/A

Schedule of Information Related to Warrants

The following table presents information related to warrants as of June 30, 2026:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	915,764	$4.40	9/30/2026
Investor B	544,283	$6.55	2/11/2030
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	9/30/2026
Investor B	160,910	$6.55	3/31/2030
Placement Agent	79,882	$4.40	3/30/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	38,240	$5.00	6/9/2031
Total	2,461,381

The following table presents information related to warrants as of December 31, 2025:

Class of Warrants	Quantity	Exercise Price	Expiration Date
Investor A	1,080,814	$4.40	2/11/2026
Investor B	542,462	$6.575	2/11/2026
Placement Agent	270,204	$4.40	2/11/2032
Investor A	319,528	$4.40	3/31/2026
Investor B	160,372	$6.575	3/31/2030
Placement Agent	79,882	$4.40	3/31/2032
Original	56,815	$4.40	2/11/2030
Exchange	75,755	$3.30	2/11/2030
Placement Agent	20,000	$5.00	12/23/2032

Total	2,605,832